Goodwill and Intangible Assets - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended			9 Months Ended		9 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2013 Huntyard Limited [Member]	May 31, 2012 Huntyard Limited [Member]	Sep. 30, 2013 Full Service Center-based Care [Member]	Dec. 31, 2012 Full Service Center-based Care [Member]	Sep. 30, 2013 Back-up Dependent Care [Member]	Dec. 31, 2012 Back-up Dependent Care [Member]	Sep. 30, 2013 Other Educational Advisory Services [Member]	Dec. 31, 2012 Other Educational Advisory Services [Member]
Goodwill And Intangible Assets Disclosure [Line Items]
Increase in goodwill								$ 3,900,000
Increase deferred income tax liabilities								2,500,000
Decrease deferred income tax assets								1,400,000
Currency translation on goodwill and deferred income tax balances			3,259,000		2,928,000	(3,620,000)		100,000		2,699,000		560,000
Goodwill	1,097,447,000		1,097,447,000		997,344,000	947,371,000	887,895,000	49,600,000	49,573,000	913,130,000	817,304,000	159,654,000	159,215,000	24,663,000	20,825,000
Indefinite lived trade names					183,800,000	183,800,000
Amortization expense	$ 7,699,000	$ 7,116,000	$ 22,049,000	$ 20,298,000	$ 26,933,000	$ 27,427,000	$ 27,631,000	$ 6,000,000